RELATED PARTY TRANSACTIONS - Finance Income (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions with related parties
Total	Rp 475	Rp 362	Rp 572
% of total finance income	54.10%	64.88%	71.50%
State-owned banks
Transactions with related parties
Total	Rp 459	Rp 348	Rp 564
% of total finance income	52.28%	62.37%	70.50%
Government agencies
Transactions with related parties
Total	Rp 16	Rp 14	Rp 8
% of total finance income	1.82%	2.51%	1.00%